Summary of actuarial assumptions applied to benefit obligations (Details)	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Discount rate	25.00%
Pension benefits increase	25.00%
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Discount rate	3.40%
Pension benefits increase	2.00%
Rate of compensation increase	2.50%
Other benefit plans [member]
IfrsStatementLineItems [Line Items]
Discount rate	3.40%
Pension benefits increase
Rate of compensation increase	2.50%